Poplar Forest Cornerstone Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 57.6%	Shares	Value
Air Freight & Logistics - 2.4%
FedEx Corp.	2,900	$ 908,077

Banks - 3.3%
Citigroup, Inc.	8,900	1,245,644

Biotechnology - 3.0%
United Therapeutics Corp. (a)	2,100	1,137,843

Chemicals - 2.1%
International Flavors & Fragrances, Inc.	10,000	792,200

Consumer Finance - 1.6%
Ally Financial, Inc.	13,400	615,730

Consumer Staples Distribution & Retail - 1.3%
Dollar Tree, Inc. (a)	4,000	483,800

Distributors - 2.5%
Genuine Parts Co.	8,200	967,436

Diversified Telecommunication Services - 1.6%
AT&T, Inc.	30,000	621,000

Electrical Equipment - 1.2%
Sensata Technologies Holding PLC	9,900	472,626

Electronic Equipment, Instruments & Components - 1.3%
Vishay Intertechnology, Inc.	9,400	505,532

Financial Services - 3.5%
Equitable Holdings, Inc.	17,100	750,348
Global Payments, Inc.	8,300	602,248
		1,352,596

Food Products - 2.3%
Tyson Foods, Inc. - Class A	15,500	887,375

Gas Utilities - 2.4%
National Fuel Gas Co.	12,000	926,520

Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	34,000	724,880

Health Care Providers & Services - 5.0%
CVS Health Corp.	9,300	962,085
Humana, Inc.	2,400	953,328
		1,915,413

Hotels, Restaurants & Leisure - 1.0%
Las Vegas Sands Corp.	7,900	364,901

Insurance - 1.3%
Allstate Corp.	2,000	475,880

IT Services - 1.6%
International Business Machines Corp.	2,100	590,541

Machinery - 2.1%
Stanley Black & Decker, Inc.	8,300	781,196

Metals & Mining - 2.7%
Nucor Corp.	4,600	1,024,650

Multi-Utilities - 2.5%
Dominion Energy, Inc.	14,000	956,060

Oil, Gas & Consumable Fuels - 1.2%
Murphy Oil Corp.	14,000	455,840

Pharmaceuticals - 2.8%
Merck & Co., Inc.	8,400	1,079,400

Professional Services - 4.1%
CACI International, Inc. - Class A (a)	1,200	555,912
Paychex, Inc.	10,400	1,022,632
		1,578,544

Semiconductors & Semiconductor Equipment - 2.9%
Intel Corp. (a)	8,000	1,117,040
TOTAL COMMON STOCKS (Cost $13,783,022)		21,980,724

CORPORATE BONDS - 12.6%	Par	Value
Aerospace & Defense - 0.8%
Rockwell Collins, Inc., 3.50%, 03/15/2027	$300,000	297,110

Computer Services - 0.6%
Peraton Enterprise Solutions LLC, 7.45%, 10/15/2029	200,000	210,558

Electric Utilities - 3.0%
Dominion Energy South Carolina, Inc., 4.25%, 08/15/2028	300,000	297,874
DTE Electric Co., 3.00%, 03/01/2032	700,000	644,851
PacifiCorp, 7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	200,000	202,184
		1,144,909

Food Products - 1.3%
Kellanova, 5.75%, 05/16/2054	515,000	512,075

Gas Utilities - 1.3%
National Fuel Gas Co., 4.75%, 05/15/2029	500,000	498,935

Interactive Media & Services - 0.6%
Alphabet, Inc., 3.88%, 11/15/2028	250,000	247,888

Oil, Gas & Consumable Fuels - 2.3%
Murphy Oil Corp., 6.00%, 10/01/2032	875,000	871,922

Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co., 6.13%, 05/01/2038	725,000	771,230

Telephone-Integrated - 0.7%
Frontier Southwest, Inc., 8.50%, 11/15/2031	250,000	277,847
TOTAL CORPORATE BONDS (Cost $4,850,214)		4,832,474

U.S. TREASURY SECURITIES - 8.8%	Par	Value
U.S. Treasury Note TIPS, 0.25%, 07/15/2029	976,433	932,124
United States Treasury Note/Bond
4.38%, 07/31/2026	400,000	400,204
4.13%, 03/31/2031	250,000	249,282
4.13%, 07/31/2031	600,000	598,066
4.38%, 05/15/2034	500,000	501,104
3.88%, 02/15/2043	270,000	240,200
4.13%, 08/15/2053	500,000	438,867
TOTAL U.S. TREASURY SECURITIES (Cost $3,481,538)		3,359,847

U.S. GOVERNMENT AGENCY ISSUES - 5.0%	Par	Value
Federal Farm Credit Banks Funding Corp
5.00%, 08/25/2033	350,000	347,492
5.33%, 12/23/2033	250,000	249,643
5.05%, 06/04/2035	500,000	499,067
5.19%, 02/23/2044	250,000	243,728
Federal Home Loan Banks
5.25%, 07/29/2033	325,000	323,523
5.05%, 07/16/2035	250,000	248,668
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,925,000)		1,912,121

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.5%	Par	Value
Federal Home Loan Mortgage Corp.
Series 5648, Class N, 5.00%, 03/25/2054	234,856	233,689
Series 5651, Class CA, 5.00%, 12/25/2048 (b)	489,339	484,426
Government National Mortgage Association, Series 2025-1, Class MT, 5.00%, 01/20/2055	235,570	232,442
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $959,911)		950,557

REAL ESTATE INVESTMENT TRUSTS - 1.9%	Shares	Value
Health Care REITs - 1.9%
Alexandria Real Estate Equities, Inc.	13,700	724,045
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $736,692)		724,045

MUNICIPAL BONDS - 1.7%	Par	Value
City of Brockton MA, 4.66%, 02/01/2032 (b)	200,000	201,066
Idaho Housing & Finance Association, 5.10%, 01/01/2032	135,000	136,937
Idaho State Building Authority, 3.53%, 09/01/2031	300,000	297,728
TOTAL MUNICIPAL BONDS (Cost $636,348)		635,731

PREFERRED STOCKS - 1.3%	Shares	Value
Consumer Finance - 1.3%
Ally Financial, Inc., 4.70% to 05/15/2028 then 7 yr. CMT Rate + 3.48%, Perpetual	500,000	484,529
TOTAL PREFERRED STOCKS (Cost $486,000)		484,529

MORTGAGE-BACKED SECURITIES - 0.6%	Par	Value
Federal National Mortgage Association, Pool MA4718, 5.00%, 07/01/2052	230,094	224,915

TOTAL MORTGAGE-BACKED SECURITIES (Cost $229,446)			224,915

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.5%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (c)	2,085,323		2,085,323
TOTAL MONEY MARKET FUNDS (Cost $2,085,323)			2,085,323

U.S. TREASURY BILLS - 3.6%	Par		Value
3.91%, 08/06/2026 (d)	185,000		184,332
3.69%, 09/17/2026 (d)	180,000		178,580
3.67%, 10/29/2026 (d)	180,000		177,747
3.71%, 11/19/2026 (d)	185,000		182,279
3.59%, 11/27/2026 (d)	190,000		187,041
3.73%, 12/03/2026 (d)	160,000		157,393
3.46%, 12/24/2026 (d)	175,000		171,723
3.67%, 04/15/2027 (d)	150,000		145,492
TOTAL U.S. TREASURY BILLS (Cost $1,385,771)			1,384,587

TOTAL INVESTMENTS - 101.1% (Cost $30,559,265)			38,574,853
Liabilities in Excess of Other Assets - (1.1)%		(0.01067)	(407,400)
TOTAL NET ASSETS - 100.0%			$ 38,167,453

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $685,493 or 1.8% of net assets as of June 30, 2026.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)	The rate shown is the annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Poplar Forest Cornerstone Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 21,980,724	$ –	$ –	$ 21,980,724
Corporate Bonds	–	4,832,474	–	4,832,474
U.S. Treasury Securities	–	3,359,847	–	3,359,847
U.S. Government Agency Issues	–	1,912,121	–	1,912,121
Collateralized Mortgage Obligations	–	466,130	484,427	950,557
Real Estate Investment Trusts	724,045	–	–	724,045
Municipal Bonds	–	434,665	201,066	635,731
Preferred Stocks	–	484,529	–	484,529
Mortgage-Backed Securities	–	224,915	–	224,915
Money Market Funds	2,085,323	–	–	2,085,323
U.S. Treasury Bills	–	1,384,587	–	1,384,587
Total Investments	$ 24,790,092	$ 13,099,268	$ 685,493	$ 38,574,853

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of September 30, 2025	$ 0
Purchases	690,885
Change in unrealized appreciation/depreciation	(5,391)
Amortization/(Accretion)	(1)
Ending balance as of June 30, 2026	$ 685,493
$0
Change in unrealized appreciation/depreciation still held as of June 30, 2026	$ (5,391)
0

Description	Fair Value as of June 30, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Collateralized Mortgage Obligations	$ 484,427	Market Transaction Method	Prior/Recent Transaction	$ 99.00
Municipal Bonds	201,066	Market Transaction Method	Prior/Recent Transaction	100.53
	$ 685,493